CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 86,556	$ 77,292
Accounts receivable and accrued revenues	40,998	42,212
Capitalized voyage expenses	1,414	0
Prepaid expenses	7,838	3,197
Derivative financial instruments	132	0
Bunkers, lube oils and consumables	29,251	23,675
Asset held for sale	0	20,762
Total current assets	166,189	167,137
Non-current assets
Vessels and time charter contracts	1,619,630	1,444,146
Advances for vessels under construction	26,799	114,759
Other property, plant and equipment	376	464
Investment in associated company	4,570	3,992
Derivative financial instruments	516	0
Total non-current assets	1,651,891	1,563,360
TOTAL ASSETS	1,818,081	1,730,497
Current LIABILITIES
Accounts payable and accrued expenses	25,039	17,427
Derivative financial liabilities	33	545
Current portion long-term debt	68,134	65,053
Deferred shipping revenues	2	0
Total current liabilities	93,209	83,026
Non-current liabilities
Long-term debt	866,941	721,151
Derivative financial liabilities	129	0
Other non-current liabilities	414	428
Total non-current liabilities	867,484	721,579
TOTAL LIABILITIES	960,694	804,605
Stockholders' Equity
Stock	1,436	1,424
Additional paid-in capital	1,148,761	1,140,794
Accumulated deficit	(294,346)	(222,087)
Translation differences	22	85
Other reserves	1,514	5,676
Total stockholders' equity	857,387	925,892
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,818,081	$ 1,730,497